Expense Example - MFS® Total Return Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	354
Expense Example, with Redemption, 10 Years	796
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	490
Expense Example, with Redemption, 10 Years	1,093
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	975
Class F
Expense Example:
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	463
Expense Example, with Redemption, 10 Years	$ 1,034